EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Contribution Plan, Cost Recognized	¥ 4,615	¥ 7,241	¥ 7,875
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Appropriations	¥ 20,848	¥ 20,848